SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Description of reconciles the non controlling interest
Total
As of December 31, 2016	$-
Capital contribution by non-controlling shareholders	453,669
Net income attributable to non-controlling interest	5,800
Foreign currency translation gain	198
As of December 31, 2017	$459,667
Net income attributable to non-controlling interest	81,779
Foreign currency translation loss	(22,871)
As of December 31, 2018	$518,575
Acquisition of non-controlling interest	(540,907)
Foreign currency translation adjustment	22,332
As of December 31, 2019	$-